Post-employment Benefits (Details 5)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Unified Plan [Member]
IfrsStatementLineItems [Line Items]
Retired participants life expectancy	19 years 7 months 6 days	11 years 7 months 6 days
Pensioner participants life expectancy	12 years 5 months 23 days	13 years 2 months 19 days
Plan I I I [Member]
IfrsStatementLineItems [Line Items]
Retired participants life expectancy	23 years 5 months 1 day	23 years 5 months 19 days
Pensioner participants life expectancy	25 years 11 months 19 days	27 years 7 days